UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor,
Los Angeles, California 90025
(Address of principal executive offices)

Registrant's telephone number, including area code: (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Nelson N. Lee
Secretary
Emerging Markets Growth Fund, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(name and address of agent for service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio
March 31, 2006

Equity securities		Value
(common and preferred stocks)	Shares	(000)

Argentina - 0.25%
BI Argentina SA (acquired 10/21/93, cost: $2,388,000) (1) (2) (3)	5,335,895	$967
Grupo Financiero Galicia SA, Class B (2)	5	-
Hidroneuquen SA (acquired 11/11/93, cost: $29,339,000) (1) (2) (4)	28,022,311	843
Nortel Inversora SA, Class B, preferred (ADR) (2) (4)	3,012,100	30,091
		31,901

Brazil - 9.56%
ALL - América Latina Logística, units	894,220	55,398
ALL - América Latina Logística, units (GDR) (acquired 9/28/05, cost: $641,000) (1)	17,000	1,028
Banco Itaú Holding Financeira SA, preferred nominative	306,420	9,067
Banco Nossa Caixa SA, ordinary nominative	1,486,700	32,924
Bradespar SA, preferred nominative	686,696	23,175
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative	64,011,000	1,443
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative (ADR)	66,580	749
Centrais Elétricas Brasileiras SA - ELETROBRÁS, Class B, preferred nominative	270,788,300	6,003
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	1,283,002	48,151
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	3,736,110	160,503
Cía. de Concessões Rodoviárias, ordinary nominative	2,038,000	19,090
Cía. Energética de Minas Gerais - CEMIG, preferred nominative	323,343,000	14,762
Cía. Energética de Minas Gerais - CEMIG, preferred nominative (ADR)	71,968	3,272
Cía. Siderúrgica Nacional SA, ordinary nominative (ADR)	674,800	21,202
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	1,237,456	53,495
Cyrela Brazil Realty SA, ordinary nominative	351,000	6,257
Gerdau SA (ADR)	236,000	5,315
Itaúsa - Investimentos Itaú SA, preferred nominative	28,355,404	122,441
LIGHT-Serviços de Electricidade SA, ordinary nominative (2)	560,613,850	3,864
Lojas Americanas SA, preferred nominative	88,570,000	3,747
Lojas Renner SA, ordinary nominative	1,178,300	64,280
Natura Cosméticos SA, ordinary nominative	3,203,000	38,056
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $12,133,000) (1) (3) (4)	27,000	5,793
Porto Seguro SA, ordinary nominative	784,500	13,673
Submarino SA, ordinary nominative	540,000	13,968
Submarino SA, ordinary nominative (GDR) (acquired 10/11/2005, cost: $6,746,000) (1)	228,978	11,838
Telemig Celular Participações SA, ordinary nominative	3,684,267,356	17,016
Telemig Celular Participações SA, preferred nominative (ADR)	801,258	38,188
Telemig Celular SA, Class G, preferred nominative	38,529	12,291
Tele Norte Celular Participações SA, ordinary nominative (2) (4)	9,214,930,561	3,409
Tele Norte Celular Participações SA, preferred nominative (ADR) (4)	453,978	4,794
TIM Participações SA, ordinary nominative	9,330,638,666	36,839
TIM Participações SA, preferred nominative (ADR)	3,814,153	141,238
Unibanco-União de Bancos Brasileiros SA, units	1,605,300	23,660
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,222,354	90,344
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	370,000	14,347
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	1,507,298	55,923
Vivo Participações SA, ordinary nominative (2)	40,067	232
Vivo Participações SA, preferred nominative (2)	1,432,802	6,114
Vivo Participações SA, preferred nominative (ADR) (2)	3,446,294	14,750
		1,198,639

Canada - 0.58%
Banro Corp. (2)	733,500	8,202
CIC Energy Corp. (2) (4)	2,263,000	12,119
Ivanhoe Mines Ltd. (2)	5,533,100	52,624
		72,945

Chile - 0.40%
Embotelladora Andina SA, Class A, preferred nominative (ADR)	1,920,200	26,595
Embotelladora Andina SA, Class B, preferred nominative (ADR)	503,673	7,434
Enersis SA	12,157,200	2,907
Enersis SA (ADR)	1,150,700	13,647
		50,583

China - 6.43%
Agile Property Holdings Ltd. (Hong Kong) (2)	10,023,000	8,332
Air China Ltd. (Hong Kong) (2)	2,332,000	902
Angang New Steel Co. Ltd. (Hong Kong)	6,814,000	6,411
Anhui Conch Cement Co. Ltd. (Hong Kong)	40,523,000	58,491
Baidu.com, Inc., Class A (ADR) (2)	11,200	628
Beijing Capital International Airport Co. Ltd. (Hong Kong)	33,120,000	19,101
Beijing Enterprises Holdings Ltd. (Hong Kong)	5,321,000	9,909
Bio-Treat Technology Ltd. (Singapore)	35,579,911	26,636
BOE Technology Group Co. Ltd., Class B	33,554,952	6,097
BYD Co. Ltd. (Hong Kong)	4,505,500	9,320
China Construction Bank Corp. (Hong Kong) (2)	108,022,600	50,465
China Life Insurance Co. Ltd. (Hong Kong) (2)	19,529,500	24,665
China Life Insurance Co. Ltd. (ADR) (2)	776,500	39,640
China Mengniu Dairy Co. (Hong Kong)	34,800,000	38,794
China Merchants Holdings (International) Co. Ltd. (Hong Kong)	3,554,014	10,260
China National Building Material Co. Ltd. (Hong Kong) (2)	8,218,000	3,866
China Netcom Group Corp. (Hong Kong) Ltd.	8,220,500	14,514
China Oilfield Services Ltd. (Hong Kong)	10,321,000	5,254
China Overseas Land & Investment Ltd. (Hong Kong)	15,309,000	10,457
China Paradise Electronics Retail Ltd. (Hong Kong) (2)	38,948,000	19,074
China Resources Enterprise, Ltd. (Hong Kong)	1,540,000	3,175
China Shenhua Energy Co. Ltd. (Hong Kong) (2)	976,500	1,718
Chongqing Changan Automobile Co. Ltd. (Hong Kong)	16,448,057	8,055
Citigroup Call Warrants on Baoshan Iron & Steel Co. Ltd., Class A, expire January 21, 2010 (acquired 12/7/2005, cost: $4,452,000) (1)	8,986,000	4,673
Ctrip.com International, Ltd. (ADR)	158,400	13,100
Denway Motors Ltd. (Hong Kong)	4,522,000	1,763
Dongfeng Motor Group Co. Ltd. (Hong Kong) (2)	184,165,000	80,697
Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)	497,000	1,025
GOME Electrical Appliances Holding Ltd. (Hong Kong)	21,370,000	23,823
Guangdong Investment Ltd. (Hong Kong)	7,898,000	3,537
Lenovo Group Ltd. (Hong Kong)	23,124,700	8,792
Lianhua Supermarket Holdings Co. Ltd. (Hong Kong)	11,912,000	13,049
Li Ning Co. Ltd. (Hong Kong)	6,049,000	5,808
NetEase.com, Inc. (ADR) (2)	996,000	24,442
PetroChina Co. Ltd. (Hong Kong)	66,502,100	69,421
Semiconductor Manufacturing International Corp. (Hong Kong) (2)	114,038,000	16,901
Semiconductor Manufacturing International Corp. (ADR) (2)	292,530	2,194
Shanda Interactive Entertainment Ltd. (ADR) (2)	773,500	11,100
Shanghai Forte Land Co. Ltd. (Hong Kong)	33,108,000	17,281
Tong Ren Tang Technologies Co. Ltd. (Hong Kong)	1,305,900	2,693
TPV Technology Ltd. (Hong Kong)	1,424,000	1,569
Tsingtao Brewery Co. Ltd. (Hong Kong)	27,397,100	38,133
UBS AG Call Warrants on Beijing Yanjing Brewery Co. Ltd., Class A, expire June 15, 2006 (acquired 6/15/2005, cost: $21,159,000) (1)	25,560,580	23,631
Weichai Power Co. Ltd. (Hong Kong)	6,097,400	9,980
Weiqiao Textile Co. Ltd. (Hong Kong) (2)	3,990,000	6,042
Wumart Stores, Inc. (Hong Kong)	7,970,000	27,733
ZTE Corp. (Hong Kong)	5,746,000	23,141
		806,292

Colombia - 0.48%
Inversiones Argos, SA	8,049,344	46,503
Suramericana de Inversiones SA	1,323,611	13,487
		59,990

Costa Rica - 0.00%
Consorcio International Hospital, SA de CV, Series II, convertible preferred (acquired 9/25/97, cost: $442,000) (1) (2)	23,970	12
Consorcio International Hospital, SA de CV, Series IV, convertible preferred (acquired 8/15/05, cost: $383,000) (1) (2)	766,721	383
		395

Croatia - 0.04%
PLIVA DD (GDR)	250,389	4,820
		4,820

Egypt - 1.83%
Commercial International Bank (Egypt) S.A.E.	2,824,333	34,428
Commercial International Bank (Egypt) S.A.E. (GDR)	268,240	3,281
Egyptian Company for Mobile Services S.A.E.	1,793,758	51,490
Misr International Bank S.A.E.	576,014	3,019
Orascom Construction Industries Co.	1,978,485	81,310
Orascom Construction Industries Co. (GDR)	580,912	47,635
Vodafone Egypt Telecommunications S.A.E.	508,385	7,804
		228,967

Hong Kong - 1.47%
Clear Media Ltd. (2)	22,774,000	26,415
Foxconn International Holdings Ltd. (2)	45,830,000	85,937
Kingboard Chemical Holdings Ltd.	1,382,000	4,177
Kingway Brewery Holdings Ltd.	22,879,300	9,878
Shangri-La Asia Ltd.	36,023,246	58,264
		184,671

Hungary - 0.14%
Magyar Telekom Telecommunications Co. Ltd.	955,318	4,280
Magyar Telekom Telecommunications Co. Ltd. (ADR)	590,800	12,874
		17,154

India - 7.19%
Apollo Hospitals Enterprise Ltd.	1,666,666	18,990
Apollo Hospitals Enterprise Ltd. (GDR)	233,800	2,609
Bharat Electronics Ltd.	529,771	15,771
Bharat Heavy Electricals Ltd.	838,106	42,866
Bharti Tele-Ventures Ltd. (2)	5,386,961	50,945
Cummins India Ltd.	5,719,528	30,610
Dr. Reddy's Laboratories Ltd.	222,333	7,105
Gujarat Ambuja Cements Ltd.	12,911,066	29,985
Hindustan Lever Ltd.	11,438,154	69,946
Hotel Leelaventure Ltd.	1,239,700	9,661
Housing Development Finance Corp. Ltd.	2,695,538	81,012
ICICI Bank Ltd. (ADR)	343,197	9,500
Infosys Technologies Ltd.	2,156,339	144,535
Infrastructure Development Finance Co. Ltd. (2)	17,740,091	26,562
Jammu and Kashmir Bank Ltd.	537,400	5,446
Jet Airways (India) Ltd.	709,279	15,669
Larsen & Toubro Ltd.	4,768	261
Maruti Udyog Ltd.	3,367,800	66,197
NTPC Ltd.	11,637,044	35,083
Oil & Natural Gas Corp. Ltd.	1,707,411	50,338
Ranbaxy Laboratories Ltd.	2,051,610	19,942
Reliance Capital Ventures Ltd. (2)	3,718,951	2,078
Reliance Communication Ventures Ltd. (2)	3,108,051	21,570
Reliance Energy Ltd.	2,121,653	29,178
Reliance Energy Ventures Ltd. (2)	832,013	812
Reliance Industries Ltd.	1,730,136	30,937
Reliance Natural Resources Ltd. (2)	1,568,839	1,178
SET India Ltd. (acquired 5/15/00, cost: $34,131,000) (1) (2)	106,250	5,345
SET Satellite (Singapore) Pte. Ltd. (acquired 5/15/00, cost: $73,162,000) (1) (2)	2,847,112	11,406
Shopper's Stop Ltd. (2)	1,005,300	12,365
Tata Power Co. Ltd.	1,636,359	21,426
Tata Steel Ltd.	1,405,700	16,955
Wipro Ltd.	1,239,236	15,594
		901,877

Indonesia - 3.28%
PT Bank Central Asia Tbk	38,910,000	17,914
PT Bank Mandiri (Persero) Tbk	359,418,000	67,103
PT Bank Rakyat Indonesia	27,513,000	11,834
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	397,932,402	303,618
PT Ramayana Lestari Sentosa Tbk	86,587,500	7,640
PT Surya Citra Media Tbk	38,098,000	2,819
		410,928

Israel - 3.32%
"Bezeq" The Israel Telecommunication Corp. Ltd. (2)	41,352,700	54,172
Bank Hapoalim B.M.	16,586,011	77,052
Bank Leumi le-Israel B.M.	21,227,297	77,434
Israel Chemicals Ltd.	1,826,120	6,528
Lipman Electronic Engineering Ltd. (2)	28,400	772
Orbotech Ltd. (2)	315,673	7,775
Partner Communications Co. Ltd.	1,322,518	10,202
Partner Communications Co. Ltd. (ADR)	354,666	2,674
Supersol Ltd. (2)	5,428,121	14,979
Teva Pharmaceutical Industries Ltd. (ADR)	3,507,900	144,455
United Mizrahi Bank Ltd. (2)	3,358,362	19,616
		415,659

Kazakhstan - 0.13%
OJSC Kazkommertsbank (ADR) (acquired 9/10/97, cost: $1,466,000) (1) (2)	72,877	16,077
		16,077

Luxembourg - 0.37%
Ternium SA (ADR) (2)	1,635,400	46,364
		46,364

Malaysia - 2.95%
AirAsia Bhd. (2)	51,211,800	24,479
Astro All Asia Networks PLC	25,223,700	32,608
Bumiputra-Commerce Holdings Bhd.	31,215,449	53,409
EON Capital Bhd.	11,273,000	17,757
Genting Bhd.	1,117,800	7,225
Hong Leong Bank Bhd.	6,535,900	9,053
IJM Corp. Bhd. (4)	29,474,314	40,824
IOI Corp. Bhd.	9,553,100	34,506
Malakoff Bhd.	4,495,900	11,172
Malayan Banking Bhd.	1,812,334	5,414
Maxis Communications Bhd.	3,926,100	9,277
MISC Bhd.	6,528,500	16,667
MK Land Holdings Bhd.	6,846,600	1,376
Naim Cendera Holdings Bhd.	2,231,700	2,000
Resorts World Bhd.	7,271,300	26,067
Road Builder (M) Holdings Bhd.	1,493,100	856
S P Setia Bhd. Group	25,734,400	26,279
Tanjong PLC	953,500	3,781
Tenaga Nasional Bhd.	2,753,850	6,282
Transmile Group Bhd.	6,041,200	20,837
UMW Holdings Bhd.	10,145,196	19,976
		369,845

Mexico - 6.37%
América Móvil SA de CV, Series A	48,825,000	82,895
América Móvil SA de CV, Series L	53,298,720	90,930
América Móvil SA de CV, Series L (ADR)	5,362,700	183,726
Cemex, SA de CV, ordinary participation certificates, units	2,331,400	15,170
Consorcio International Hospital SA de CV, Series II, convertible preferred (acquired 9/25/97, cost: $4,315,000) (1) (2)	23,970	95
Consorcio International Hospital SA de CV, Series IV, convertible preferred (acquired 12/28/05, cost: $2,438,000) (1) (2)	609,563	2,410
Empresas ICA, SA de CV, ordinary participation certificates (2)	20,942,091	64,365
Grupo Cementos de Chihuahua, SA de CV	650,711	2,024
Grupo Financiero Banorte, SA de CV	4,933,279	11,721
Grupo Financiero Inbursa, SA de CV, Series O	1,790,800	2,695
Grupo Industrial Saltillo, SA de CV	2,955,573	3,201
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,209,728	103,674
Impulsora del Desarrollo y el Empleo en America Latina, SA de CV, Series B1 (2)	7,626,800	8,644
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	7,109,450	24,304
Wal-Mart de México, SA de CV, Series V	73,741,414	194,632
Wal-Mart de México, SA de CV, Series V (ADR)	319,472	8,322
		798,808

Morocco - 0.10%
Holcim (Maroc) SA	46,585	9,529
Société des Brasseries du Maroc	12,332	2,660
		12,189

Netherlands - 0.02%
Efes Breweries International NV (GDR) (2)	74,244	2,710
		2,710

Oman - 0.13%
BankMuscat (SAOG) (GDR) (acquired 9/29/05, cost: $15,056,000) (1)	1,711,075	16,683
		16,683

Peru - 0.03%
Cía. de Minas Buenaventura SA (ADR)	174,700	4,313
		4,313

Philippines - 0.28%
Ayala Corp.	571,283	3,973
Ayala Land, Inc.	50,081,130	11,036
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
International Container Terminal Services, Inc.	19,533,588	4,305
SM Investments Corp.	2,794,600	12,536
SM Prime Holdings, Inc.	21,266,179	3,291
		35,141

Russia - 4.57%
Baring Vostok Private Equity Fund (acquired 12/15/00, cost: $7,853,000) (1) (3) (4) (5)	9,929,150	12,150
Baring Vostok Private Equity Fund III (acquired 3/30/05, cost: $7,233,000) (1) (3) (4) (5)	7,233,300	6,798
Evraz Group SA (GDR)	1,809,500	46,142
JSC MMC "Norilsk Nickel" (ADR)	649,170	62,775
Mobile Telesystems OJSC (ADR)	685,700	22,697
New Century Capital Partners, LP (acquired 12/7/95, cost: $5,484,000) (1) (2) (3)	5,247,900	2,123
Novolipetsk Steel (GDR) (2)	2,782,800	57,047
OAO Gazprom (ADR)	274,000	25,071
OAO Gazprom (ADR) (acquired 10/21/96, cost: $2,016,000) (1)	133,400	12,206
OAO LUKOIL (ADR)	423,136	35,290
OAO NOVATEK (GDR)	246,500	9,490
Polyus Gold (ADR) (2)	791,970	33,263
Pyaterochka Holding NV (GDR) (2)	1,092,000	17,799
Sberbank (Savings Bank of the Russian Federation)	16,620	24,431
Unified Energy System of Russia (GDR)	2,554,200	174,452
Vimpel-Communications (ADR) (2)	720,200	30,976
		572,710

Singapore - 0.08%
PEARL Energy Ltd. (2)	8,568,000	10,496
		10,496

South Africa - 9.86%
Absa Group Ltd.	3,191,500	60,246
AngloGold Ashanti Ltd.	289,000	15,426
Anglo Platinum Ltd.	553,228	50,360
Anglo Platinum Ltd., 6.38% convertible preferred May 31, 2009	119,068	4,069
Aveng Ltd.	11,639,670	44,513
AVI Ltd.	2,990,800	8,177
Barloworld Ltd.	1,698,900	36,715
Consol Ltd.	2,990,800	7,052
Edgars Consolidated Stores Ltd.	5,128,500	32,123
Gem Diamond Mining Co. of Africa Ltd. (acquired 3/2/06, cost: $5,737,000) (1) (2)	764,900	5,737
Gold Fields Ltd.	3,578,409	78,259
Gold Fields Ltd. (ADR)	528,000	11,605
Harmony Gold Mining Co. Ltd. (2)	3,621,612	58,936
Harmony Gold Mining Co. Ltd. (ADR) (2)	4,051,792	64,342
Impala Platinum Holdings Ltd.	477,094	90,450
Massmart Holdings Ltd.	5,187,100	49,296
Mittal Steel South Africa Ltd.	585,000	6,026
Mr Price Group Ltd.	2,624,200	9,139
Murray & Roberts Holdings Ltd.	14,211,559	64,062
Mvelaphanda Resources Ltd. (2) (4)	10,487,977	52,910
Nasionale Pers Beperk, Class N	135,205	2,761
Network Healthcare Holdings Ltd. (2)	4,717,000	6,947
Sappi Ltd.	1,085,100	16,249
Sasol Ltd.	7,801,393	295,805
South Africa Capital Growth Fund, LP, Class A (acquired 8/25/95, cost: $795,000) (1) (2) (3)	2,180	208
South Africa Capital Growth Fund, LP, Class D (acquired 8/25/95, cost: $4,776,000) (1) (2) (3)	13,650	1,304
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $21,430,000) (1) (3) (4) (5)	27,594	51,021
Standard Bank Group Ltd.	6,586,114	90,887
Truworths International Ltd.	1,063,000	4,921
Wilson Bayly Holmes - Ovcon Ltd.	1,788,141	16,441
		1,235,987

South Korea - 17.12%
Asiana Airlines, Inc. (2)	8,360,370	65,224
Baiksan OPC Co., Ltd.	204,646	908
Cheil Communications Inc.	40,970	8,750
CJ Home Shopping Co., Ltd.	52,679	5,693
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	550,050	14,578
Doosan Heavy Industries and Construction Co., Ltd.	165,910	5,481
Doosan Infracore Co., Ltd.	3,831,630	71,182
GS Engineering & Construction Co., Ltd.	996,070	59,256
Hana Tour Service Inc.	28,180	2,175
Hankook Tire Co., Ltd.	3,249,110	49,158
Hynix Semiconductor Inc. (2)	698,920	20,789
Hyundai Development Co.	840,464	38,451
Hyundai Heavy Industries Co., Ltd.	142,280	12,418
Hyundai Mipo Dockyard Co., Ltd.	158,130	13,606
Hyundai Mobis	151,630	13,421
Hyundai Motor Co.	1,179,414	99,175
Hyundai Motor Co., nonvoting preferred	79,608	4,261
INI Steel Co.	686,730	20,462
Jusung Engineering Co., Ltd. (2)	228,105	1,503
Kia Motors Corp.	243,750	5,005
Kookmin Bank	2,419,265	208,909
Kookmin Bank (ADR)	791,583	67,696
Kook Soon Dang Brewery Co., Ltd.	545,050	8,415
Korean Air Lines Co., Ltd.	16,220	518
KT Corp. (ADR)	683,400	14,556
KT&G Corp.	279,750	15,778
LG Petrochemical Co., Ltd.	202,620	4,359
LG.Philips LCD Co., Ltd. (2)	240,310	10,833
LG.Philips LCD Co., Ltd. (ADR) (2)	5,012,100	113,775
Lotte Shopping Co.	58,237	23,856
Lotte Shopping Co. (GDR) (2)	985,768	19,893
LS Cable Ltd. (4)	1,629,160	60,364
Macquarie Korea Infrastructure Fund (2)	205,000	1,477
Macquarie Korea Infrastructure Fund (GDR) (2)	5,001,100	35,658
Nong Shim Co., Ltd.	60,799	17,021
POSCO	35,910	9,258
POSCO (ADR)	94,900	6,055
Pusan Bank	994,330	14,532
Samsung Electronics Co., Ltd.	414,494	268,764
Samsung Electronics Co., Ltd. (GDS)	1,275,554	416,787
Samsung Engineering Co., Ltd.	1,429,100	48,245
Samsung Fire & Marine Insurance Co., Ltd.	859,329	113,651
Samsung Heavy Industries Co., Ltd.	54,850	982
Samsung Securities Co., Ltd.	214,210	11,464
Shinhan Financial Group Co., Ltd.	1,514,690	67,815
Shinsegae Co., Ltd.	54,180	24,703
SK Telecom Co., Ltd. (ADR)	701,500	16,548
Sungshin Cement Co., Ltd.	638,910	11,804
Woori Finance Holdings Co., Ltd.	1,048,000	20,818
		2,146,030

Sri Lanka - 0.01%
Dialog Telekom Ltd. (2)	9,191,800	1,793
		1,793

Sweden - 0.10%
Oriflame Cosmetics SA (SDR)	369,600	12,339
		12,339

Taiwan - 10.36%
Asia Cement Corp.	47,949,000	33,729
Asia Corporate Partners Fund, Class B (acquired 3/12/96, cost: $2,014,000) (1) (2) (3)	39,360	1,124
Asia Optical Co., Ltd.	971,000	4,673
ASUSTeK Computer Inc.	1,845,160	5,010
AU Optronics Corp.	47,816,610	71,993
AU Optronics Corp. (ADR)	1,094,591	16,320
Cathay Financial Holding Co., Ltd.	31,861,000	57,014
Chi Mei Optoelectronics Corp.	14,986,439	21,154
China Steel Corp.	19,388,000	18,184
Chinatrust Financial Holding Co., Ltd.	19,961,908	14,196
CTCI Corp.	25,889,830	12,621
Delta Electronics Inc.	17,276,120	40,243
EVA Airways Corp.	107,279,648	40,711
Fubon Financial Holding Co., Ltd.	119,829,000	101,669
Giant Manufacturing Co., Ltd.	170,000	312
High Tech Computer Corp.	981,865	26,900
Hon Hai Precision Industry Co., Ltd.	44,354,075	275,058
Hon Hai Precision Industry Co., Ltd. (GDR)	1,203,868	14,916
Hotai Motor Co., Ltd.	1,806,000	3,733
Johnson Health Tech. Co., Ltd.	175,000	877
MediaTek Incorporation	6,923,140	80,206
Powerchip Semiconductor Corp.	35,617,000	20,879
President Chain Store Corp.	16,989,517	35,958
Quanta Computer Inc.	5,050,211	8,305
Seres Capital (Cayman) (acquired 3/12/96, cost: $12,000) (1) (3) (4)	2	13
Seres Capital (Cayman), nonvoting (acquired 3/12/96, cost: $63,000) (1) (3) (4)	8	68
Siliconware Precision Industries Co., Ltd.	15,872,317	20,690
Synnex Technology International Corp.	9,531,000	10,601
Taiwan Cement Corp.	59,301,250	45,740
Taiwan Semiconductor Manufacturing Co., Ltd.	130,775,862	259,034
Test-Rite International Co., Ltd.	15,029,406	10,225
Tong Yang Industry Co., Ltd. (4)	22,244,243	28,104
United Microelectronics Corp.	29,947,229	18,941
		1,299,201

Thailand - 1.92%
Advanced Info Service PCL	1,952,800	4,600
Bank of Ayudhya PCL	9,821,948	4,627
Bank of Ayudhya PCL, nonvoting depositary receipts	25,170,852	11,858
Banpu PCL	27,552	106
Electricity Generating PCL	16,818,947	33,989
Electricity Generating PCL, nonvoting depositary receipts	1,152,900	2,330
KASIKORNBANK PCL	25,547,900	45,052
Kiatnakin Bank PCL	7,102,000	6,033
Krung Thai Bank PCL	133,505,400	37,462
National Finance PCL	15,623,000	6,515
Ratchaburi Electricity Generating Holding PCL	9,195,800	9,410
Siam Cement PCL, nonvoting depositary receipts	1,960,290	11,910
Siam City Bank PCL	9,270,600	5,799
Siam City Bank PCL, nonvoting depositary receipts	702,000	439
Siam City Cement PCL	3,348,724	25,345
Thai Airways International PCL	10,494,500	12,563
TISCO Bank PCL	16,902,621	11,966
TISCO Bank PCL, nonvoting depositary receipts	14,686,079	10,491
		240,495

Turkey - 2.81%
Akbank TAŞ	12,856,857	108,218
Aktas Elektrik Ticaret AŞ (2)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	2,054,509	65,805
Dogan Yayin Holding AŞ (2)	4,302,267	19,869
Hürriyet Gazetecilik ve Matbaacilik AŞ	5,562,582	21,339
Koç Holding AŞ	4,258,531	22,680
Migros Türk TAŞ	1,146,046	14,256
Türkiye Garanti Bankasi AŞ (2)	7,672,600	28,575
Türkiye Iş Bankasi AŞ, Class C	8,589,378	71,658
		352,400

United Kingdom - 0.96%
Anglo American PLC	676,093	26,054
Kazakhmys PLC (2)	257,200	4,819
Lonmin PLC	964,700	44,649
Old Mutual PLC	9,676,900	33,847
Oxus Gold PLC (2)	7,720,000	10,533
		119,902

United States of America - 0.44%
AsiaInfo Holdings, Inc. (2)	936,540	4,683
Freeport-McMoRan Copper & Gold Inc., Class B	96,700	5,780
Net 1 UEPS Technologies, Inc. (2)	574,600	16,261
Sohu.com Inc. (2)	297,400	7,938
Zoran Corp. (2)	962,400	21,057
		55,719

Vietnam - 0.17%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $8,432,000) (1) (2) (3) (4)	7,888,071	20,903
		20,903

Multinational - 0.40%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $14,982,000) (1) (3) (4) (5)	55,336	18,009
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $20,827,000) (1) (3) (4) (5)	20,703	24,041
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (3) (4)	279,240	419
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (3) (4)	3,810,369	5,713
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $2,314,000) (1) (2) (3) (4)	240,000	1,507
		49,689

Miscellaneous - 1.53%
Equity securities in initial period of acquisition		191,967

Total equity securities (cost: $6,117,967,000)		11,996,582

Bonds and notes	Units or principal	Value
	amount (000)	(000)

Argentina - 0.40%
Republic of Argentina:
0.63% December 31, 2038 (6)	ARS23,749	$3,953
GDP-Linked Bond, 0% December 31, 2035 (7)	377,157	11,266
Payment-in-Kind Bond, 5.83% December 31, 2033	87,902	34,319
		49,538

Brazil - 0.30%
Banco BMG SA 8.75% July 1, 2010 (acquired 6/22/05, cost: $6,080,000) (1)	$6,080	6,247
Banco BMG SA 9.15% January 15, 2016 (acquired 12/15/05, cost: $2,648,000) (1)	2,700	2,774
Banco Bradesco SA 8.875% June 3, 2010	5,000	5,288
Banco Votorantim Nassau 9.25% December 20, 2012	BRL7,000	3,236
Federal Republic of Brazil 8.00% January 15, 2018	$3,250	3,530
LIGHT-Serviços de Eletricidade SA 12.83% convertible debenture June 30, 2015 (6)	BRL3,233	2,101
Unibanco-União de Bancos Brasileiros SA 8.70% Senior Notes due February 11, 2010	23,880	10,709
Unibanco-União de Bancos Brasileiros SA 8.70% Junior Notes due July 29, 2010 (acquired 7/22/05, cost: $3,470,000) (1)	$3,470	3,565
		37,450

Dominican Republic - 0.01%
Dominican Republic 9.50% September 27, 2011 (acquired 5/12/05, cost: $1,433,000) (1)	1,324	1,430
		1,430

Malaysia - 0.04%
Tenaga Nasional Berhad 2.625% convertible debenture November 20, 2007	3,979	4,387
		4,387

Peru - 0.02%
Republic of Peru 9.875% February 6, 2015	2,370	2,808
		2,808

Russia - 0.01%
Russian Federation 5.00% March 31, 2030 (6)	1,438	1,576
		1,576

Turkey - 0.03%
Republic of Turkey 11.875% January 15, 2030	2,047	3,170
		3,170

Venezuela - 0.03%
Republic of Venezuela:
8.50% October 8, 2014	755	848
9.25% September 15, 2027	2,390	3,043
		3,891

Total bonds and notes (cost: $85,018,000)		104,250

Short-term securities	Units or principal	Value
	amount (000)	(000)

Corporate short-term notes - 1.26%
AT&T Wireless Services Inc. 4.74% due 04/17/06	$46,000	$45,897
Banco Santander Puerto Rico 5.60%-5.65% due 7/5/06	35,276,760	15,228
Rabobank USA Financial Corp. 4.72%-4.83% due 4/3-4/17/06	96,800	96,671
		157,796

Federal agency discount notes - 0.25%
International Bank for Reconstruction and Development 4.65% due 4/17/06	31,200	31,132
		31,132

Total short-term securities (cost: $189,306,000)		188,928

Total investment securities (cost: $6,392,291,000)		12,289,760
Excess of cash and receivables over payables		247,580

Net assets		$12,537,340

(1) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists.

As of March 31, 2006, the total value and cost of such securities were $278,544,000 and $331,089,000, respectively, and the value represented 2.22% of net assets.
(2) Non-income-producing securities.
(3) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance.
(4) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund. A summary of the fund's transactions in the securities of affiliated issuers during the nine months ended
March 31, 2006 can be found in the Investments in affiliates schedule below.
(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
(6) Coupon rate may change periodically.
(7) Represents a zero coupon bond that may convert to a coupon bearing security at a later date.
(8) As of March 31, 2006, the net unrealized foreign currency contracts payable consists of the following:

	Contract amount		U.S. valuation

				Unrealized
	Non-U.S.	U.S.	Amount	depreciation
	(000)	(000)	(000)	(000)
Sales:
Hungarian Forint to Euro expiring 7/3/06	HUF3,127,075/EUR11,681	$14,243	$14,302	$ (59)
South African Rand to U.S. Dollar expiring 4/13-4/20/06	ZAR368,712	58,198	59,834	(1,636)

Foreign currency contracts ---net				$ (1,695)

Abbreviations

Securities:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
GDS - Global Depositary Shares
SDR - Special Drawing Rights

Non-U.S. currency:
ARS - Argentine Peso
BRL - Brazilian Real
EUR - Euro
HUF - Hungarian Forint
ZAR - South African Rand

Federal income tax information

As of March 31, 2006, the cost of investment securities, excluding forward currency contracts, and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $6,535,903,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $5,761,380,000, net of accumulated deferred taxes totaling $67,000, of which $5,997,248,000 related to appreciated securities and $235,868,000 related to depreciated securities.

Investments in affiliates
					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
CIC Energy	-	2,263,000	-	2,263,000	-	$ 12,119
IJM	19,150,314	10,324,000	-	29,474,314	$ 221	40,824
LS Cable	1,629,160	-	-	1,629,160	1,344	60,364
Mvelaphanda Resources	11,141,377	-	653,400	10,487,977	-	52,910
Nortel Inversora	4,094,500	-	1,082,400	3,012,100	-	30,091
Tele Norte Celular Participações	9,215,384,539	-	-	9,215,384,539	137	8,203
Tong Yang Industry	22,244,243	-	-	22,244,243	1,126	28,104

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	8,530,144	1,399,006	-	9,929,150	337	12,150
Baring Vostok Private Equity Fund III	1,431,150	5,802,150	-	7,233,300	8	6,798
Capital International Global Emerging Markets Private Equity Fund	55,168	168	-	55,336	178	18,009
Capital International Private Equity Fund IV	18,087	2,616	-	20,703	1,197	24,041
Hidroneuquen	28,022,311	-	-	28,022,311	-	843
New Asia East Investment Fund	4,089,609	-	-	4,089,609	48	6,132
New GP Capital Partners	27,000	-	-	27,000	16	5,793
Pan Asia Special Opportunities Fund	240,000	-	-	240,000	-	1,507
Seres Capital	10	-	-	10	16	81
South African Private Equity Fund III	27,594	-	-	27,594	1,314	51,021
Vietnam Enterprise Investments	7,888,071	-	-	7,888,071	-	20,903

Unaffiliated issuers:[1]
Anhui Conch Cement	40,197,000	326,000	-	40,523,000	-	-
New Europe East Investment Fund	436	-	436	-	-	-
Orbotech	1,720,725	-	1,405,052	315,673	-	-
S P Setia	34,837,100	-	9,102,700	25,734,400	3,643	-
Wumart Stores	6,735,000	1,235,000	-	7,970,000	179	-

					$9,764	$379,893

¹Affiliated during the period but no longer affiliated at March 31, 2006.

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: May 26, 2006

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: May 26, 2006